UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund: BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utilities, Infrastructure and Power Opportunities Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.0%

Auto Components — 1.9%
Valeo SA	99,350	$6,572,011

Building Products — 1.0%
Kingspan Group PLC	80,816	3,420,737

Chemicals — 3.7%
Air Liquide SA	53,100	6,516,300
Linde AG(a)	28,950	6,117,399

		12,633,699
Electric Utilities — 35.3%
American Electric Power Co., Inc.(b)	96,220	6,599,730
Duke Energy Corp.(b)	155,468	12,044,106
Edison International	91,290	5,811,521
Enel SpA	2,947,617	18,037,090
Eversource Energy(b)	80,420	4,738,346
Exelon Corp.(b)(c)	269,310	10,505,783
FirstEnergy Corp.(b)	202,980	6,903,350
Fortis, Inc.	144,250	4,871,323
Iberdrola SA	205,992	1,514,739
NextEra Energy, Inc.(b)(c)	222,950	36,414,424
PG&E Corp.	80,000	3,514,400
Pinnacle West Capital Corp.(b)	46,720	3,728,256
PPL Corp.(b)	114,710	3,245,146
Xcel Energy, Inc.	71,400	3,247,272

		121,175,486
Electrical Equipment — 4.0%
Schneider Electric SE	79,400	6,992,071
Vestas Wind Systems A/S	94,150	6,736,613

		13,728,684
Independent Power and Renewable Electricity Producers — 9.0%
China Longyuan Power Group Corp. Ltd., Class H	10,218,000	7,891,169
EDP Renovaveis SA	1,874,050	18,355,157
NRG Yield, Inc., Class C(b)	172,160	2,926,720
Pattern Energy Group, Inc.(b)	102,880	1,778,795

		30,951,841
Multi-Utilities — 18.4%
CMS Energy Corp.(b)	127,700	5,783,533
Dominion Energy, Inc.(b)	180,060	12,141,445
DTE Energy Co.(b)	46,620	4,867,128
National Grid PLC	1,160,424	13,062,291
NiSource, Inc.(b)	133,100	3,182,421
Public Service Enterprise Group, Inc.(b)	239,616	12,038,308

Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy(b)	70,350	$7,824,327
WEC Energy Group, Inc.(b)	70,180	4,400,286

		63,299,739
Oil, Gas & Consumable Fuels — 10.7%
Enbridge, Inc.(b)	261,440	8,227,517
Energy Transfer Partners LP(b)	168,569	2,734,189
Enterprise Products Partners LP(b)	118,514	2,901,223
MPLX LP	87,389	2,887,332
ONEOK, Inc.(b)	59,551	3,389,643
Targa Resources Corp.(b)	33,630	1,479,720
TransCanada Corp.	211,250	8,736,291
Williams Cos., Inc.(b)	254,000	6,314,440

		36,670,355
Transportation Infrastructure — 15.2%
Abertis Infraestructuras SA	399,000	8,944,750
Aeroports de Paris	20,870	4,546,773
Atlantia SpA	410,724	12,726,837
Flughafen Zuerich AG	12,110	2,674,604
Fraport AG Frankfurt Airport Services Worldwide	23,430	2,312,355
Getlink SE, Registered Shares	299,950	4,281,251
Sydney Airport	1,342,976	6,963,024
Transurban Group	1,112,890	9,814,138

		52,263,732
Water Utilities — 0.8%
American Water Works Co., Inc.	32,220	2,646,229

Total Long-Term Investments — 100.0% (Cost — $279,094,663)		343,362,513

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(d)(e)	2,741,894	2,741,894

Total Short-Term Securities — 0.8% (Cost — $2,741,894)		2,741,894

Total Investments Before Options Written — 100.8% (Cost — $281,836,557)		346,104,407

Options Written — (0.9)% (Premiums Received — $2,034,183)		(2,922,957)

Total Investments, Net of Options Written — 99.9% (Cost — $279,802,374)		343,181,450
Other Assets Less Liabilities — 0.1%		217,387

Net Assets — 100.0%		$343,398,837

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

(e)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,376,831	(3,634,937)	2,741,894	$2,741,894	$15,819	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TransCanada Corp.	151	04/06/18	CAD	56.50	CAD	805	$(703)
Williams Cos., Inc.	367	04/06/18	USD	29.00	USD	912	(5,138)
FirstEnergy Corp.	147	04/09/18	USD	32.15	USD	500	(28,824)
Williams Cos., Inc.	50	04/13/18	USD	28.00	USD	124	(300)
DTE Energy Co.	163	04/20/18	USD	105.00	USD	1,702	(22,820)
Dominion Energy, Inc.	256	04/20/18	USD	77.50	USD	1,726	(1,280)
Dominion Energy, Inc.	374	04/20/18	USD	75.00	USD	2,522	(1,870)
Duke Energy Corp.	544	04/20/18	USD	80.00	USD	4,214	(25,840)
Enbridge, Inc.	210	04/20/18	USD	40.80	USD	661	—
Enbridge, Inc.	88	04/20/18	USD	32.50	USD	277	(2,860)
Energy Transfer Partners LP	313	04/20/18	USD	20.00	USD	508	(1,565)
Enterprise Products Partners LP	138	04/20/18	USD	26.00	USD	338	(1,380)
Eversource Energy	157	04/20/18	USD	60.00	USD	925	(10,598)
Exelon Corp.	471	04/20/18	USD	37.00	USD	1,837	(107,153)
FirstEnergy Corp.	111	04/20/18	USD	34.00	USD	378	(8,602)
NRG Yield, Inc., Class C	168	04/20/18	USD	17.50	USD	286	(3,360)
NextEra Energy, Inc.	585	04/20/18	USD	160.00	USD	9,555	(312,975)
NiSource, Inc.	270	04/20/18	USD	23.75	USD	646	(15,552)
PPL Corp.	401	04/20/18	USD	29.00	USD	1,134	(12,030)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Utilities, Infrastructure & Power Oppurtunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pinnacle West Capital Corp.	163	04/20/18	USD	80.00	USD	1,301	$(27,710)
Public Service Enterprise Group, Inc.	484	04/20/18	USD	50.00	USD	2,432	(54,450)
Sempra Energy	145	04/20/18	USD	110.00	USD	1,613	(44,225)
Targa Resources Corp.	77	04/20/18	USD	50.00	USD	339	(962)
TransCanada Corp.	136	04/20/18	CAD	57.00	CAD	725	(1,425)
Williams Cos., Inc.	236	04/20/18	USD	28.00	USD	587	(1,180)
FirstEnergy Corp.	111	04/25/18	USD	34.01	USD	378	(9,489)
Enterprise Products Partners LP	276	04/27/18	USD	26.00	USD	676	(2,760)
ONEOK, Inc.	124	04/27/18	USD	58.00	USD	706	(13,330)
Williams Cos., Inc.	236	04/27/18	USD	28.00	USD	587	(2,832)
Targa Resources Corp.	40	04/30/18	USD	48.01	USD	176	(1,142)
Pattern Energy Group, Inc.	140	05/04/18	USD	18.50	USD	242	(3,128)
FirstEnergy Corp.	96	05/08/18	USD	35.01	USD	326	(4,799)
American Electric Power Co., Inc.	336	05/18/18	USD	70.00	USD	2,305	(42,840)
Energy Transfer Partners LP	276	05/18/18	USD	18.00	USD	448	(6,900)
FirstEnergy Corp.	110	05/18/18	USD	36.00	USD	374	(5,720)
ONEOK, Inc.	84	05/18/18	USD	60.00	USD	478	(6,510)
Public Service Enterprise Group, Inc.	130	05/18/18	USD	50.00	USD	653	(22,425)
TransCanada Corp.	90	05/18/18	CAD	58.00	CAD	480	(1,746)
TransCanada Corp.	120	05/18/18	CAD	56.00	CAD	639	(5,216)
WEC Energy Group, Inc.	139	05/18/18	USD	65.00	USD	872	(9,383)

							$(831,022)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enbridge, Inc.	Morgan Stanley & Co. International PLC	13,800	04/02/18	USD	38.50	USD	434	$—
Pattern Energy Group, Inc.	UBS AG	22,000	04/02/18	USD	20.53	USD	380	—
China Longyuan Power Group Corp. Ltd., Class H	Goldman Sachs International	1,000,000	04/04/18	HKD	5.45	HKD	6,060	(78,031)
National Grid PLC	Goldman Sachs International	106,100	04/04/18	GBP	7.53	GBP	851	(74,722)
Vestas Wind Systems A/S	Goldman Sachs International	33,000	04/04/18	DKK	465.36	DKK	14,306	(472)
Enel SpA	Credit Suisse International	200,000	04/05/18	EUR	4.77	EUR	994	(50,593)
Schneider Electric SE	Goldman Sachs International	15,100	04/05/18	EUR	72.33	EUR	1,081	(12,108)
CMS Energy Corp.	Credit Suisse International	44,600	04/09/18	USD	43.26	USD	2,020	(106,763)
Valeo SA	Goldman Sachs International	18,100	04/10/18	EUR	61.38	EUR	973	(33)
Air Liquide SA	Goldman Sachs International	3,300	04/11/18	EUR	104.85	EUR	329	(304)
China Longyuan Power Group Corp. Ltd., Class H	Morgan Stanley & Co. International PLC	1,311,000	04/11/18	HKD	5.37	HKD	7,945	(116,152)
EDP Renovaveis SA	UBS AG	164,000	04/11/18	EUR	7.32	EUR	1,305	(129,071)
Enel SpA	Credit Suisse International	514,600	04/11/18	EUR	4.89	EUR	2,558	(75,910)
Iberdrola SA	Credit Suisse International	36,000	04/11/18	EUR	6.25	EUR	215	(323)
National Grid PLC	UBS AG	97,000	04/11/18	GBP	7.62	GBP	778	(55,955)
Sydney Airport	Deutsche Bank AG	182,100	04/11/18	AUD	6.49	AUD	1,229	(39,700)
Transurban Group	Deutsche Bank AG	145,200	04/11/18	AUD	11.77	AUD	1,667	(6,867)
NRG Yield, Inc., Class C	Barclays Bank PLC	43,400	04/12/18	USD	17.03	USD	738	(12,903)
Atlanta SpA	Goldman Sachs International	48,000	04/13/18	EUR	25.94	EUR	1,209	(8,765)
China Longyuan Power Group Corp. Ltd., Class H	Morgan Stanley & Co. International PLC	1,266,000	04/13/18	HKD	5.26	HKD	7,672	(130,473)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Public Service Enterprise Group, Inc.	Bank of America N.A.	22,400	04/13/18	USD	50.62	USD	1,125	$(14,526)
Fraport AG Frankfurt Airport Services Worldwide	Credit Suisse International	8,200	04/17/18	EUR	85.59	EUR	658	(1,559)
Getlink SE, Registered Shares	UBS AG	51,600	04/17/18	EUR	10.65	EUR	599	(62,576)
National Grid PLC	UBS AG	9,100	04/17/18	GBP	7.53	GBP	73	(6,500)
NiSource, Inc.	UBS AG	10,000	04/17/18	USD	23.56	USD	239	(6,516)
Aeroports de Paris	UBS AG	7,400	04/18/18	EUR	183.70	EUR	1,310	(11,859)
EDP Renovaveis SA	Credit Suisse International	289,900	04/18/18	EUR	7.52	EUR	2,308	(160,055)
EDP Renovaveis SA	UBS AG	60,000	04/18/18	EUR	7.19	EUR	478	(57,058)
Atlanta SpA	Morgan Stanley & Co. International PLC	17,300	04/19/18	EUR	25.52	EUR	436	(7,994)
Iberdrola SA	Credit Suisse International	36,000	04/19/18	EUR	6.08	EUR	215	(2,239)
Transurban Group	UBS AG	98,974	04/19/18	AUD	11.75	AUD	1,136	(8,021)
Fortis, Inc.	Bank of America N.A.	25,000	04/23/18	USD	33.77	USD	844	(26,115)
Eversource Energy	Deutsche Bank AG	12,400	04/24/18	USD	58.71	USD	731	(18,133)
WEC Energy Group, Inc.	Citibank N.A.	10,600	04/24/18	USD	62.89	USD	665	(15,172)
Air Liquide SA	UBS AG	15,300	04/25/18	EUR	102.00	EUR	1,526	(17,642)
EDP Renovaveis SA	UBS AG	60,000	04/25/18	EUR	7.19	EUR	478	(57,082)
NiSource, Inc.	Credit Suisse International	9,500	04/25/18	USD	23.49	USD	227	(7,379)
Enbridge, Inc.	Deutsche Bank AG	47,900	04/26/18	USD	32.71	USD	1,507	(20,141)
FirstEnergy Corp.	Citibank N.A.	13,500	04/30/18	USD	32.01	USD	459	(32,083)
Fortis, Inc.	Bank of America N.A.	25,400	04/30/18	USD	33.71	USD	858	(30,957)
Exelon Corp.	JPMorgan Chase Bank N.A.	47,100	05/01/18	USD	38.59	USD	1,837	(59,170)
Atlanta SpA	UBS AG	78,500	05/02/18	EUR	28.13	EUR	1,977	(2,306)
EDP Renovaveis SA	Credit Suisse International	82,000	05/02/18	EUR	7.59	EUR	653	(35,760)
Enel SpA	Credit Suisse International	317,000	05/02/18	EUR	5.01	EUR	1,575	(34,076)
Flughafen Züerich AG	UBS AG	4,300	05/02/18	CHF	218.00	CHF	908	(3,573)
National Grid PLC	Goldman Sachs International	193,900	05/02/18	GBP	7.68	GBP	1,555	(113,596)
Transurban Group	UBS AG	145,300	05/02/18	AUD	12.03	AUD	1,668	(5,919)
Schneider Electric SE	HSBC Bank PLC	12,600	05/09/18	EUR	71.75	EUR	902	(15,093)
Sydney Airport	UBS AG	288,000	05/09/18	AUD	6.80	AUD	1,944	(30,338)
Valeo SA	Credit Suisse International	16,600	05/11/18	EUR	54.75	EUR	892	(27,422)
Sempra Energy	UBS AG	10,100	05/15/18	USD	112.90	USD	1,123	(28,036)
Groupe Eurotunnel SE, Registered Shares	Goldman Sachs International	53,300	05/17/18	EUR	11.79	EUR	618	(16,539)
NextEra Energy, Inc.	Barclays Bank PLC	19,500	05/17/18	USD	163.00	USD	3,185	(94,279)
Xcel Energy, Inc.	Barclays Bank PLC	24,900	05/21/18	USD	45.57	USD	1,132	(34,348)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	28,000	05/23/18	EUR	33.57	EUR	963	(58,465)
Linde AG	Morgan Stanley & Co. International PLC	10,100	05/23/18	EUR	180.90	EUR	1,734	(42,000)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	11,200	05/25/18	USD	82.27	USD	920	(28,263)

								$(2,091,935)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Utilities, Infrastructure & Power Oppurtunities Trust (BUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Auto Components	$—	$6,572,011	$—	$6,572,011
Building Products	3,420,737	—	—	3,420,737
Chemicals	—	12,633,699	—	12,633,699
Electric Utilities	101,623,657	19,551,829	—	121,175,486
Electrical Equipment	—	13,728,684	—	13,728,684
Independent Power and Renewable Electricity Producers	23,060,672	7,891,169	—	30,951,841
Multi-Utilities	50,237,448	13,062,291	—	63,299,739
Oil, Gas & Consumable Fuels	36,670,355	—	—	36,670,355
Transportation Infrastructure	4,281,251	47,982,481	—	52,263,732
Water Utilities	2,646,229	—	—	2,646,229
Short-Term Securities	2,741,894	—	—	2,741,894

	$224,682,243	$121,422,164	$—	$346,104,407

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(768,088)	$(2,154,869)	$—	$(2,922,957)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities, Infrastructure and Power Opportunities Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: May 21, 2018